ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

www.proshares.com

February 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectuses dated October 1, 2013, as supplemented January 17, 2014 for ProShares 30 Year TIPS/TSY Spread, ProShares German Sovereign/Sub Sovereign ETF, ProShares Global Listed Private Equity ETF, ProShares Hedge Replication ETF, ProShares High Yield-Interest Rate Hedged, ProShares Large Cap Core Plus, ProShares Merger ETF, ProShares RAFI Long/Short and ProShares USD Covered Bond, each as filed under Rule 497 on January 17, 2014.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely,

/s/ Amy R. Doberman

Amy R. Doberman

Chief Legal Officer

and Secretary